Organization and Business Overview (Details)	3 Months Ended
Mar. 30, 2018 employee
Vencore Inc. (Vencore OpCo)
Other Ownership Interests [Line Items]
Number of employees	3,400
Keypoint Government Solutions, Inc (Keypoint OpCo)
Other Ownership Interests [Line Items]
Number of employees	2,700
The SI Organization Holdings LLC | The Veritas Capital Fund IV, L.P.
Other Ownership Interests [Line Items]
Ownership interest	51.00%
The SI Organization Holdings LLC | PGSI Holdings LLC
Other Ownership Interests [Line Items]
Ownership interest	19.00%
The SI Organization Holdings LLC | TSIO Holdings LLC
Other Ownership Interests [Line Items]
Ownership interest	14.00%
The SI Organization Holdings LLC | The Veritas Capital Fund III, L.P.
Other Ownership Interests [Line Items]
Ownership interest	6.00%
The SI Organization Holdings LLC | TCW, Crescent Mezzanine, LLC
Other Ownership Interests [Line Items]
Ownership interest	3.00%
The SI Organization Holdings LLC | IP III Mezzanine Partners, L.P. and UT Mezz Partners, L.P
Other Ownership Interests [Line Items]
Ownership interest	1.00%
The SI Organization Holdings LLC | Vencore Inc. (Vencore OpCo)
Other Ownership Interests [Line Items]
Ownership interest	6.00%
KGS Holding LLC | The Veritas Capital Fund III, L.P.
Other Ownership Interests [Line Items]
Ownership interest	78.8624%
KGS Holding LLC | John Hancock Entities
Other Ownership Interests [Line Items]
Ownership interest	7.8662%
KGS Holding LLC | KGS Holding Corp. And Chertoff Group Investments, LLC
Other Ownership Interests [Line Items]
Ownership interest	13.2514%